COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENT AND CONTINGENCIES
COMMITMENT AND CONTINGENCIES

12. COMMITMENT AND CONTINGENCIES

Operating Leases

In December 2019, the Company entered into a non-cancellable operating lease with Surface Oncology, Inc. (“Surface”) for 33,529 square feet of office space in Cambridge, Massachusetts (the “Lease Agreement”). The term of the Lease Agreement originally commenced on January 1, 2020, and was set to expire on January 31, 2023 (the “Original Term Date”), with no renewal option.  Pursuant to the Lease Agreement, the Company will pay an initial annual base rent of $2.5 million, which base rent increases after every twelve-month period during the lease term to $2.7 million for the last twelve-month period (the “Base Rent”). The Company has also agreed to pay its proportionate share of operating expenses and property taxes for the building in which the leased space is located. The Lease Agreement provided the Company with an improvement allowance of up to $1.0 million that had to be utilized prior to October 1, 2020. Upon payment to the Company of any amounts under the improvement allowance, the annual Base Rent shall be increased by the total amount drawn and amortized on a straight-line basis over the balance of the lease term such that the full amount of the allowance drawn shall be reimbursed to Surface as of the last regularly scheduled Base Rent payment date.  The Company utilized the entire $1.0 million improvement allowance prior to October 1, 2020.

During the year ended December 31, 2020, the Company completed a buildout of the leased office space and received the $1.0 million improvement allowance from Surface in January 2021. The Company determined that it owns the leasehold improvements and, as such, reflected the $1.0 million leasehold improvement as property and equipment in the consolidated balance sheet as of December 31, 2020.

Pursuant to the Lease Agreement the Company provided a security deposit in the form of a letter of credit in the amount of $0.8 million, which was reduced during the year ended December 31, 2020 to $0.6 million upon providing confirmation in writing of raising a Series A equal to or greater than $100.0 million.

The Company took possession of the leased space provided for under the Lease Agreement on January 1, 2020.

The following table summarizes the effect of lease costs in the Company’s consolidated statements of operations and comprehensive (in thousands):

		Year Ended December 31,
	Classification	2021	2020
Operating lease costs	Research and development	$1,255	$939
	General and administrative	1,353	1,669
Variable lease costs(1)	Research and development	387	240
	General and administrative	419	410
Total lease costs		$3,414	$3,258
(1)	Variable lease costs include the Company’s proportionate share of operating expenses, property taxes, utilities and parking for the building in which the leased space is located.

The Company made cash payments of $3.9 million and $3.0 million under the Lease Agreement during the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, the weighted average remaining lease term and weighted average discount rate of the Company’s operating lease was 1.1 years and 9.0%, respectively.

Total lease payments as of December 31, 2021 for the next five years and thereafter are expected to be as follows (in thousands):

Year Ending December 31,
2022	$3,255
2023	272
2024	—
2025	—
2026	—
Thereafter	—
Total lease payments	3,527
Less: Imputed interest	(153)
Total future minimum lease obligations (lease liability)	$3,374

Legal Proceedings

From time to time, the Company may become subject to legal proceedings and claims which arise in the ordinary course of its business. The Company records a liability in its consolidated financial statements for these matters when a loss is known or considered probable, and the amount can be reasonably estimated. The Company reviews these estimates each accounting period as additional information is known and adjusts the loss provision when appropriate. If a matter is both probable to result in a liability and the amounts of loss can be reasonably estimated, the Company estimates and discloses the possible loss or range of loss to the extent necessary to make the consolidated financial statements not misleading. If the loss is not probable or cannot be reasonably estimated, a liability is not recorded in its consolidated financial statements.

As of December 31, 2021, the Company was not party to any litigation.